UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3346

Oppenheimer Series Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: October 31

Date of reporting period: 1/31/2014

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS January 31, 2014 / Unaudited

	Shares	Value

Common Stocks—99.3%

Consumer Discretionary—8.6%

Auto Components—1.3%

Johnson Controls, Inc.	659,740	$30,427,209

Automobiles—0.8%

Daimler AG, Sponsored ADR	220,710	18,508,741

Diversified Consumer Services—0.7%

Apollo Education Group, Inc.[1]	457,510	14,772,998

Hotels, Restaurants & Leisure—1.9%

MGM Resorts International[1]	851,550	20,743,758

Royal Caribbean Cruises Ltd.	449,710	22,305,616

		43,049,374

Household Durables—0.6%

Newell Rubbermaid, Inc.	448,410	13,855,869

Media—2.3%

Cinemark Holdings, Inc.	374,770	10,984,509

Comcast Corp., Cl. A	296,250	16,130,812

Liberty Media Corp.[1]	59,160	7,784,864

Walt Disney Co. (The)	242,972	17,642,197

		52,542,382

Specialty Retail—1.0%

Gap, Inc. (The)	306,320	11,664,666

Lowe’s Cos., Inc.	218,011	10,091,729

		21,756,395

Consumer Staples—7.5%

Beverages—1.3%

PepsiCo, Inc.	359,947	28,925,341

Food & Staples Retailing—2.6%

Costco Wholesale Corp.	138,337	15,543,545

Sysco Corp.	475,746	16,689,170

Walgreen Co.	471,838	27,059,909

		59,292,624

Food Products—1.9%

ConAgra Foods, Inc.	518,750	16,491,063

Kraft Foods Group, Inc.	391,947	20,518,426

Unilever NV, NY Shares	146,210	5,459,481

		42,468,970

Household Products—0.7%

Reckitt Benckiser Group plc, Sponsored ADR	1,004,940	15,169,569

Tobacco—1.0%

Lorillard, Inc.	475,301	23,394,315

  1    OPPENHEIMER VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Energy—10.9%

Energy Equipment & Services—1.8%

National Oilwell Varco, Inc.	294,597	$22,097,721

Schlumberger Ltd.	203,506	17,821,021

		39,918,742

Oil, Gas & Consumable Fuels—9.1%

Anadarko Petroleum Corp.	366,638	29,584,020

BP plc, Sponsored ADR	656,888	30,801,478

Enbridge, Inc.	566,960	23,806,650

Occidental Petroleum Corp.	394,488	34,545,314

Phillips 66	301,150	22,011,054

Pioneer Natural Resources Co.	39,144	6,627,862

Suncor Energy, Inc.	1,784,990	58,601,222

		205,977,600

Financials—22.7%

Capital Markets—5.6%

Charles Schwab Corp. (The)	974,210	24,179,892

Goldman Sachs Group, Inc. (The)	356,498	58,508,452

Morgan Stanley	1,501,888	44,320,715

		127,009,059

Commercial Banks—3.1%

CIT Group, Inc.	408,680	19,024,054

JPMorgan Chase & Co.	204,090	11,298,422

KeyCorp	873,430	11,144,967

U.S. Bancorp	700,020	27,811,795

		69,279,238

Consumer Finance—2.4%

Capital One Financial Corp.	553,961	39,115,186

SLM Corp.	610,960	13,905,450

		53,020,636

Diversified Financial Services—3.2%

Citigroup, Inc.	1,249,292	59,253,919

CME Group, Inc.	185,950	13,901,622

		73,155,541

Insurance—7.4%

ACE Ltd.	192,535	18,061,708

Aflac, Inc.	433,050	27,186,879

Allstate Corp. (The)	482,155	24,686,336

American International Group, Inc.	741,294	35,552,460

Aon plc	226,660	18,237,064

MetLife, Inc.	670,160	32,871,348

Sun Life Financial, Inc.	275,350	9,072,782

		165,668,577

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STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Real Estate Investment Trusts (REITs)—1.0%

Public Storage	149,820	$23,610,134

Health Care—13.4%

Biotechnology—1.3%

Amgen, Inc.	253,830	30,193,078

Health Care Equipment & Supplies—1.1%

Baxter International, Inc.	351,830	24,029,989

Health Care Providers & Services—3.5%

Cardinal Health, Inc.	602,191	40,961,032

HCA Holdings, Inc.[1]	246,830	12,408,144

UnitedHealth Group, Inc.	343,061	24,796,449

		78,165,625

Life Sciences Tools & Services—1.2%

Thermo Fisher Scientific, Inc.	245,870	28,309,472

Pharmaceuticals—6.3%

Astellas Pharma, Inc., Unsponsored ADR	794,620	12,237,148

Bristol-Myers Squibb Co.	155,945	7,792,572

Merck & Co., Inc.	546,100	28,926,917

Roche Holding AG, Sponsored ADR	537,920	36,901,312

Sanofi, ADR	783,264	38,301,610

Teva Pharmaceutical Industries Ltd., Sponsored ADR	378,910	16,910,753

		141,070,312

Industrials—14.3%

Aerospace & Defense—2.1%

United Technologies Corp.	409,662	46,709,661

Airlines—1.7%

Delta Air Lines, Inc.	1,283,770	39,296,200

Commercial Services & Supplies—0.7%

Waste Management, Inc.	399,170	16,677,323

Construction & Engineering—0.3%

Chicago Bridge & Iron Co. NV	88,960	6,671,110

Electrical Equipment—2.4%

ABB Ltd., Sponsored ADR[1]	491,378	12,205,829

Eaton Corp. plc	566,598	41,412,648

		53,618,477

Industrial Conglomerates—4.2%

General Electric Co.	3,149,541	79,147,966

Siemens AG, Sponsored ADR	118,187	14,925,836

		94,073,802

Machinery—2.1%

Parker Hannifin Corp.	199,003	22,560,970

Pentair Ltd.	173,905	12,926,359

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STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value

Machinery (Continued)

Timken Co.	205,610	$11,582,011

		47,069,340

Road & Rail—0.8%

CSX Corp.	654,537	17,613,591

Information Technology—15.3%

Communications Equipment—1.6%

Cisco Systems, Inc.	1,359,830	29,793,876

QUALCOMM, Inc.	94,410	7,007,110

		36,800,986

Computers & Peripherals—5.0%

Apple, Inc.	97,295	48,705,877

EMC Corp.	1,161,100	28,145,064

NCR Corp.[1]	445,430	15,674,682

SanDisk Corp.	299,718	20,845,387

		113,371,010

Electronic Equipment, Instruments, & Components—1.1%

TE Connectivity Ltd.	436,087	24,643,276

IT Services—0.3%

Xerox Corp.	624,804	6,779,123

Semiconductors & Semiconductor Equipment—2.9%

Analog Devices, Inc.	257,984	12,452,888

Broadcom Corp., Cl. A	321,120	9,556,531

Intel Corp.	934,450	22,931,403

Maxim Integrated Products, Inc.	366,761	11,098,188

Microchip Technology, Inc.	207,316	9,300,196

		65,339,206

Software—4.4%

CA, Inc.	531,200	17,040,896

Microsoft Corp.	644,630	24,399,245

Oracle Corp.	935,980	34,537,662

Symantec Corp.	402,496	8,617,439

Synopsys, Inc.[1]	328,710	13,102,381

		97,697,623

Materials—1.6%

Chemicals—0.9%

LyondellBasell Industries NV, Cl. A	87,458	6,888,192

Potash Corp. of Saskatchewan, Inc.	385,960	12,088,267

		18,976,459

Paper & Forest Products—0.7%

Louisiana-Pacific Corp.[1]	937,530	16,434,901

Telecommunication Services—2.0%

Diversified Telecommunication Services—1.6%

Telefonica SA, Sponsored ADR	574,774	8,828,529

  4    OPPENHEIMER VALUE FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares		Value

Diversified Telecommunication Services (Continued)

Verizon Communications, Inc.		509,541	$24,468,159

Windstream Holdings, Inc.		453,470	3,391,955

			36,688,643

Wireless Telecommunication Services—0.4%

Vodafone Group plc, Sponsored ADR		215,220	7,976,053

Utilities—3.0%

Electric Utilities—2.6%

Duke Energy Corp.		296,339	20,927,460

Edison International		795,670	38,319,467

			59,246,927

Multi-Utilities—0.4%

Sempra Energy		91,680	8,499,653

Total Common Stocks (Cost $1,962,683,700)			2,237,755,154

Investment Company—0.5%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.08%[2,3] (Cost $10,265,826)		10,265,826	10,265,826

Total Investments, at Value (Cost $1,972,949,526)	99.8%		2,248,020,980

Assets in Excess of Other Liabilities	0.2		4,712,152

Net Assets	100.0%		$2,252,733,132

Footnotes to Statement of Investments

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2014, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares October 31, 2013	Gross Additions	Gross Reductions	Shares January 31, 2014

Oppenheimer Institutional Money Market Fund, Cl. E	25,923,525	86,236,573	101,894,272	10,265,826
			Value	Income

Oppenheimer Institutional Money Market Fund, Cl. E			$10,265,826	$ 5,315

3. Rate shown is the 7-day yield as of January 31, 2014.

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NOTES TO STATEMENT OF INVESTMENTS Unaudited

Oppenheimer Value Fund (the “Fund”), a series of Oppenheimer Series Fund, is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal

  6    OPPENHEIMER VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar

  7    OPPENHEIMER VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

  8    OPPENHEIMER VALUE FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

Securities Valuation (Continued)

The table below categorizes amounts as of January 31, 2014 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$194,912,968	$—	$—	$194,912,968
Consumer Staples	169,250,819	—	—	169,250,819
Energy	245,896,342	—	—	245,896,342
Financials	511,743,185	—	—	511,743,185
Health Care	301,768,476	—	—	301,768,476
Industrials	321,729,504	—	—	321,729,504
Information Technology	344,631,224	—	—	344,631,224
Materials	35,411,360	—	—	35,411,360
Telecommunication Services	44,664,696	—	—	44,664,696
Utilities	67,746,580	—	—	67,746,580
Investment Company	10,265,826	—	—	10,265,826

Total Assets	$2,248,020,980	$—	$—	$2,248,020,980

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2014 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,981,311,035

Gross unrealized appreciation	$279,146,119
Gross unrealized depreciation	(12,436,174)

Net unrealized appreciation	$266,709,945

  9    OPPENHEIMER VALUE FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 1/31/2014, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Series Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	3/13/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	3/13/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	3/13/2014